ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) -Schedule Of Accumulated Other Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Schedule Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	¥ (207,882)		¥ (68,440)	¥ (207,882)		¥ (68,440)
Foreign currency translation adjustments	382,981		(62,115)	797,123		(20,442)
Ending Balance	¥ 175,099	$ 26,142	¥ (130,555)	¥ 589,241	$ 82,834	¥ (88,882)